Summary of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Amortization of right-of-use assets	¥ 12,646	¥ 39,311
Interest of lease liabilities	1,263	7,246
Expenses for short-term leases within 12 months	3,753	5,394
Total lease cost	¥ 17,662	¥ 51,951